CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) / income	$ 8,279	$ (2,489)	$ (9,590)
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation and amortization	1,601	2,198	3,177
Gain on disposal of property and equipment	(20)	(87)	(1)
Share-based compensation	92	345	415
Unrealized foreign exchange gain / loss	(422)	313	(1,114)
Allowance for credit losses	69	24
Interest income			(71)
Reversal of unrecognized tax benefits	(107)
Deferred income tax		(48)	40
Changes in operating assets and liabilities:
Accounts receivable	(379)	(361)	61
Inventories	(1,302)	2,126	8,493
Prepayments and other current assets	657	4,260	(423)
Long-term rental deposits	372	(414)	819
Other non-current assets		592	(592)
Accounts payable	1,931	(5,468)	(10,672)
Advance from customers	837	(8,644)	(15,240)
Accrued expenses and other current liabilities	(5,135)	(40,497)	4,276
Operating lease right-of-use assets	4,011	5,139	5,414
Operating lease liabilities	(4,272)	(5,152)	(5,707)
Net cash (used in) / provided by operating activities	6,212	(48,163)	(20,715)
Cash flows from investing activities
Purchase of property and equipment	(42)	(782)	(1,149)
Purchase of land use right		(1,493)
Interest received			71
Loans to a third party			(2,824)
Repayment of loans by a third party			2,824
Proceeds from disposal of property and equipment	54	92
Payment for long-term investment		(73)
Net cash (used in) / provided by investing activities	12	(2,256)	(1,078)
Cash flows from financing activities
Proceeds from short-term borrowings	1,391	685
Repayment of short-term borrowings	(1,391)
Principal repayment of finance leases		(34)	(44)
Issuance of ordinary shares from treasury shares			45
Repurchase of ordinary shares	(724)	(1,237)	(2,296)
Net cash used in financing activities	(724)	(586)	(2,295)
Net (decrease) / increase in cash, cash equivalents and restricted cash	5,500	(51,005)	(24,088)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	703	(954)	1,224
Cash, cash equivalents and restricted cash at beginning of year	19,745	71,704	94,568
Cash, cash equivalents and restricted cash at end of year	25,948	19,745	71,704
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	23,629	17,945	66,425
Restricted cash	2,319	1,800	5,279
Total cash, cash equivalents and restricted cash	25,948	19,745	71,704
Supplemental cash flow information:
Income tax refunded / (paid)	(28)	9
Interest expense paid	$ (17)		(4)
Noncash investing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities		8,860	$ 862
Operating lease right-of-use assets derecognized upon lease cancellation		$ 1,651